Acquisition (Details) - USD ($)			12 Months Ended
	May 01, 2024	Mar. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Aug. 01, 2025
Acquisition [Line Items]
Fair value of consideration		$ 24,078,675	$ 40,067,357
Antique pieces worth			$ 8,264,382
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment charges
Hongchuangxin Acquisition [Member]
Acquisition [Line Items]
Acquisition percentage	100.00%
Amortization term			10 years
Consideration amount			$ 13,854,016
Creation Intelligent Acquisition [Member]
Acquisition [Line Items]
Outstanding equity interests					100.00%
Consideration amount			$ 8,862,626
PicAIGames Technology Co., Ltd [Member]
Acquisition [Line Items]
Outstanding equity interests			51.00%		51.00%
Smartconn Acquisition [Member]
Acquisition [Line Items]
Amortization term				4 years
Creation Intelligent Co., Limited [Member]
Acquisition [Line Items]
Settlement			$ 598,244
Boxinrui Acquisition [Member]
Acquisition [Line Items]
Impairment of intangible assets			7,878,957
Class A Ordinary Shares [Member]
Acquisition [Line Items]
Fair value of consideration			30,938,757
Class A Ordinary Shares [Member] | Smartconn Acquisition [Member]
Acquisition [Line Items]
Consideration amount			8,862,626
Hongchuangxin Acquisition [Member]
Acquisition [Line Items]
Fair value of consideration	$ 13,854,016
Finite-Lived Intangible Assets [Member]
Acquisition [Line Items]
Impairment of goodwill				$ 2,911,926
Goodwill [Member]
Acquisition [Line Items]
Impairment of intangible asset and goodwill			4,838,820
Intangible assets [Member]
Acquisition [Line Items]
Impairment of intangible asset and goodwill			$ 7,238,725